Statements of Revenues and Direct Expenses (unaudited) - Consumer CLEC Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 7,891	$ 9,704	$ 36,015	$ 45,126	$ 63,478
Direct expenses:
Cost of revenues	4,351	5,100	19,060	23,239	32,362
Selling, general, and administrative	15	14	80	121	682
Amortization	1,013	1,173	4,586	5,253	5,921
Total direct expenses	5,379	6,287	23,726	28,613	38,965
Revenues in Excess of Direct Expenses	$ 2,512	$ 3,417	$ 12,289	$ 16,513	$ 24,513